Long Term Debts (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Long Term Debts [Abstract]
Loan agreement, description	the Company entered into a loan agreement with an Israeli bank, pursuant to which, the Company borrowed $20,000 for a four-year term (the “Bank Loan”). The Bank Loan will mature on March 27, 2027, and will be repaid in four (4) equal annual instalments of $6,052 (including interest) starting March 27, 2024. The Bank Loan bears interest at the rate SOFR + 3.38%. The interest is paid on a yearly basis.On June 7, 2023, the Company entered into a loan agreement with an Israeli bank, pursuant to which, the Company borrowed ILS 60,000 thousands for a five-year term (the “Bank Loan”). The Bank Loan will mature on May 7, 2028, and will be repaid in five (5) equal annual instalments of ILS 12,000 thousands (not including interest) starting May 7, 2024. The Bank Loan bears an interest rate of prime + 0.92% per annum, payable in two semi-annual payments.These two Bank Loans, which may be prepaid under certain circumstances, are subject to various financial covenants which mainly consist of the following:
Equity	$ 150
Financial debts not exceed percentage	30.00%